Changes in the present value of the obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period	$ 27,217	$ 40,569
Exchange Rate Cross Currency Swap [Member]	2,191	(714)
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	1,992	1,961
Increase in net defined benefit liability (asset) resulting from current service cost	199	(2,675)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	844
Disclosure Of Foreign Currency Exchange Exposure [line items]	(5,786)	(2,129)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	(546)	(821)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	91	(18)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	(5,331)	(1,290)
[custom:Others]	(3,175)	(10,509)
Benefits Paid Fair Value Of Plan Assets	(1,645)	(1,495)
[custom:ContributionsPaidByParticipants]	33	90
[custom:TransferAndContributionForPP]	(711)
[custom:CumulativeTranslationAdjustments]	(852)	(9,106)
Net defined benefit liability (asset) at end of period	20,447	27,217
Investments in Indirect Subsidiaries and Associates [table]		2
Line of credit facility amount withdrawn
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period	15,847	20,919
Exchange Rate Cross Currency Swap [Member]	1,179	589
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	1,166	887
Increase in net defined benefit liability (asset) resulting from current service cost	13	(298)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	(1)
Disclosure Of Foreign Currency Exchange Exposure [line items]	(2,969)	(148)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	(313)	(436)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	(2,656)	288
[custom:Others]	(2,576)	(5,513)
Benefits Paid Fair Value Of Plan Assets	(952)	(920)
[custom:ContributionsPaidByParticipants]	26	75
[custom:TransferAndContributionForPP]	(680)
[custom:CumulativeTranslationAdjustments]	(970)	(4,668)
Net defined benefit liability (asset) at end of period	11,481	15,847
Petroleo Brasileiro S-A [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period	4,811	5,955
Exchange Rate Cross Currency Swap [Member]	355	190
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	354	283
Increase in net defined benefit liability (asset) resulting from current service cost	1	(93)
Disclosure Of Foreign Currency Exchange Exposure [line items]	(1,041)	211
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	(301)	231
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	(740)	(20)
[custom:Others]	(640)	(1,545)
Benefits Paid Fair Value Of Plan Assets	(319)	(228)
[custom:ContributionsPaidByParticipants]	7	15
[custom:TransferAndContributionForPP]	(31)
[custom:CumulativeTranslationAdjustments]	(297)	(1,332)
Net defined benefit liability (asset) at end of period	3,485	4,811
Pension Plans Petros Two [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period	1,177	1,672
Exchange Rate Cross Currency Swap [Member]	122	176
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	85	112
Increase in net defined benefit liability (asset) resulting from current service cost	37	64
Disclosure Of Foreign Currency Exchange Exposure [line items]	(168)	(228)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	315	55
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	(5)	(20)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	(478)	(263)
[custom:Others]	(144)	(443)
Benefits Paid Fair Value Of Plan Assets	(65)	(35)
[custom:CumulativeTranslationAdjustments]	(79)	(408)
Net defined benefit liability (asset) at end of period	987	1,177
Collaboration arrangements [domain]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period	5,356	11,986
Exchange Rate Cross Currency Swap [Member]	543	(1,672)
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	385	676
Increase in net defined benefit liability (asset) resulting from current service cost	158	(2,348)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	845
Disclosure Of Foreign Currency Exchange Exposure [line items]	(1,601)	(1,957)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	(239)	(671)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	96	1
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	(1,458)	(1,287)
[custom:Others]	187	(3,001)
Benefits Paid Fair Value Of Plan Assets	(309)	(310)
[custom:CumulativeTranslationAdjustments]	496	(2,691)
Net defined benefit liability (asset) at end of period	4,485	5,356
Other plans [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period	26	37
Exchange Rate Cross Currency Swap [Member]	(8)	3
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	2	3
Increase in net defined benefit liability (asset) resulting from current service cost	(10)
Disclosure Of Foreign Currency Exchange Exposure [line items]	(7)	(7)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	(8)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		1
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	1	(8)
[custom:Others]	(2)	(7)
Benefits Paid Fair Value Of Plan Assets		(2)
[custom:CumulativeTranslationAdjustments]	(2)	(7)
Net defined benefit liability (asset) at end of period	$ 9	26
Investments in Indirect Subsidiaries and Associates [table]		$ 2